COMMON STOCK (Details 4) - CAD / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class of Warrant or Right [Line Items]
Number	20,609,086	22,733,685	28,260,666	1,064,140
CAD
Class of Warrant or Right [Line Items]
Exercise Price	CAD 0.79	CAD 0.75	CAD 0.73	CAD 0.25
Warrants [Member]
Class of Warrant or Right [Line Items]
Number	20,609,086
Exercise Price C$0.72 [Member]
Class of Warrant or Right [Line Items]
Number	3,125,000
Expiry Date	Dec. 22, 2018
Exercise Price C$0.72 [Member] | CAD
Class of Warrant or Right [Line Items]
Exercise Price	CAD 0.72
Exercise Price C$0.75 [Member]
Class of Warrant or Right [Line Items]
Number	9,150,285
Expiry Date	Jan. 19, 2019
Exercise Price C$0.75 [Member] | CAD
Class of Warrant or Right [Line Items]
Exercise Price	CAD 0.75
Exercise Price C$0.85 [Member]
Class of Warrant or Right [Line Items]
Number	3,860,800
Expiry Date	Feb. 14, 2020
Exercise Price C$0.85 [Member] | CAD
Class of Warrant or Right [Line Items]
Exercise Price	CAD 0.85
Exercise Price C$0.85 [Member]
Class of Warrant or Right [Line Items]
Number	2,964,682
Expiry Date	Feb. 21, 2020
Exercise Price C$0.85 [Member] | CAD
Class of Warrant or Right [Line Items]
Exercise Price	CAD 0.85
Exercise Price C$0.85 [Member]
Class of Warrant or Right [Line Items]
Number	617,649
Expiry Date	Feb. 28, 2020
Exercise Price C$0.85 [Member] | CAD
Class of Warrant or Right [Line Items]
Exercise Price	CAD 0.85
Exercise Price C$0.90 [Member]
Class of Warrant or Right [Line Items]
Number	890,670
Expiry Date	Mar. 31, 2020
Exercise Price C$0.90 [Member] | CAD
Class of Warrant or Right [Line Items]
Exercise Price	CAD 0.90